Equity Changes in Accumulated Other Comprehensive Loss, Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance	$ 1,994	$ 2,395	$ 1,468
Unrealized gains (losses) arising during the period	(128)	(323)	927
Reclassifications of realized net (gains) losses to net income	(114)	(78)	0
AOCI Tax, Attributable to Parent, Ending Balance	1,752	1,994	2,395
Market Value Adjustments, Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance	(7)	(18)	(8)
Unrealized gains (losses) arising during the period	(2)	1	(10)
Reclassifications of realized net (gains) losses to net income	0	10	0
AOCI Tax, Attributable to Parent, Ending Balance	(9)	(7)	(18)
Market Value Adjustments, Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance	46	13	(189)
Unrealized gains (losses) arising during the period	(66)	(39)	104
Reclassifications of realized net (gains) losses to net income	(12)	72	98
AOCI Tax, Attributable to Parent, Ending Balance	(32)	46	13
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance	1,839	2,208	1,505
Unrealized gains (losses) arising during the period	(47)	(209)	801
Reclassifications of realized net (gains) losses to net income	(102)	(160)	(98)
AOCI Tax, Attributable to Parent, Ending Balance	1,690	1,839	2,208
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI Tax, Attributable to Parent, Beginning Balance	116	192	160
Unrealized gains (losses) arising during the period	(13)	(76)	32
Reclassifications of realized net (gains) losses to net income	0	0	0
AOCI Tax, Attributable to Parent, Ending Balance	$ 103	$ 116	$ 192